UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F
                              FORM 13 F COVER PAGE


Report for the Calendar Year or Quarter Ended:         December 31, 2000

Check here if Amendment [    ]:   Amendment Number:
This Amendment (Check only one)
                        [    ]  adds new holdings entries

Institutional Investment Manager filing this Report:

Name:     Axiom International Investors LLC
Address:  885 Third Avenue, 25th Floor
          New York, New York 10022

13F File Number:

The Institutional Investment Manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered intergral parts of this form.

Person Signing this Report on Behalf of Reporting Manager.

Name:     Andrew Jacobson
Phone:    (212) 583-8861

Signature, Place and Date of Signing:

Andrew Jacobson     New York, New York       March 13, 2001

Report Type (Check only one):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of other Managers reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE ACT OF 1934.

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                             FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      5

Form 13F Information Table Value Total:      $56,954,273.00



List of Other Included Managers:





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FORM 13F INFORMATION TABLE



Name of Issuer   Title of Class  CUSIP  Value (x $1000)    Shares    Investment Discretion Other Managers Voting Authority

Biovail				Com		09067J109	   8,338.95	  214,700 		Sole		   N/A		  Sole
Embraer-Empresa Brasileira De   Sp ADR Pfd Shs  29081M102         16,257.75       409,000 		Sole               N/A            Sole
Glaxo Wellcome PLC		Sponsored ADR	37733W105	   7,543.20	  134,700		Sole		   N/A		  Sole
Teva Pharmaceutical Inds Ltd    ADR             881624209         19,528.45       266,600 		Sole               N/A            Sole
Vodafone Airtouch		Sponsored ADR	92857W100	   5,285.93	  147,600		Sole		   N/A		  Sole
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